Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Items]
Gross trade receivables, external - (Restated)	$ 126,716	$ 241,432
Trade receivables - related parties	61,026	79,225
Net trade receivables - (Restated)	187,742	320,657
Not overdue
Trade Receivables [Line Items]
Gross trade receivables, external - (Restated)	63,427	126,044
Trade receivables - related parties	52,313	65,522
Net trade receivables - (Restated)	115,740	191,566
1-30 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external - (Restated)	49,670	93,371
Trade receivables - related parties	7,474	12,786
Net trade receivables - (Restated)	57,144	106,157
30-90 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external - (Restated)	7,842	19,034
Trade receivables - related parties	1,204	519
Net trade receivables - (Restated)	9,046	19,553
>90 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external - (Restated)	5,777	2,983
Trade receivables - related parties	35	398
Net trade receivables - (Restated)	$ 5,812	$ 3,381